LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2018
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8.	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2017	2018
	RMB	RMB
Land use rights	24,757	22,275
Accumulated amortization	(5,649)	(5,711)

Land use rights, net	19,108	16,564

Land use rights have been pledged as collateral for bank loans as of September 30, 2017 and 2018 were RMB5,258 and RMB2,177, respectively. Amortization expenses for the years ended September 30, 2016, 2017 and 2018 were RMB701, RMB701 and RMB668, respectively.